Income Tax - schedule of Net operating losses and tax credit carryforwards (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Net operating losses, federal
Summary Of Operating Loss Carryforwards And Tax Credit Carryforwards [Line Items]
Amount	$ 4,381,000	$ 4,288,000
Expiration Years	Do Not Expire	Do Not Expire
Net operating losses, state
Summary Of Operating Loss Carryforwards And Tax Credit Carryforwards [Line Items]
Amount	$ 5,126,000	$ 4,288,000
Expiration Years	2029 to 2031	2029 to 2031
Net operating losses, foreign
Summary Of Operating Loss Carryforwards And Tax Credit Carryforwards [Line Items]
Amount	$ 11,424,000	$ 12,166,000